Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 28, 2023